Subsequent Events (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of common stock issued in exchange for services rendered		1,000,000
Subsequent Event [Member]
Number of common stock issued in exchange for services rendered	37,500	350,000
Shares available for the grant ofstock options or compensation stock under the plan		3,000,000